S000031374 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	141 Months Ended	146 Months Ended	171 Months Ended	258 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 1-5 Year Corporate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	1.99%	2.44%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
C000126956 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.94%	2.09%	2.53%
Performance Inception Date				Mar. 19, 2013
C000097580 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.51%	1.53%	2.06%
Performance Inception Date							Jun. 19, 2003
C000097580 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.02%	0.61%	1.18%
Performance Inception Date							Jun. 19, 2003
C000097580 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.06%	0.78%	1.19%
Performance Inception Date							Jun. 19, 2003
C000097582 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	0.97%	1.41%
Performance Inception Date							Jun. 19, 2003
C000097586 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.83%	1.99%	2.42%
Performance Inception Date						Sep. 27, 2010
C000120797 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.88%	2.03%	2.48%
Performance Inception Date					Nov. 08, 2012